October 29, 2021

Ryan Sutcliffe, Esquire

U.S. Securities & Exchange Commission

Division of Investment Management
100 F Street, N.E.

Washington, D.C. 20549

Re: T. Rowe Price Reserve Investment Funds, Inc. (“Registrant”)

 on behalf of the T. Rowe Price Transition Fund (“Transition Fund”)

 File No.: 811-08279

Dear Mr. Sutcliffe:

Pursuant to Section 8 of the Investment Company Act of 1940, as amended, we are hereby filing Amendment No. 33 to the Registrant’s Registration Statement on Form N-1A.

This filing is being made for the purpose of reflecting a change to the Transition Fund’s portfolio manager and, due to a change in fiscal year-end, noting a change to the shareholder report that will discusss the factors considered in approving the Transition Fund’s investment management contract. All changes from the previous amendment are redlined.

Please contact me at 410-345-4981, or in my absence, Brian R. Poole at 410-345-6646, if we may be of further assistance.

Sincerely,

/s/Tawanda L. Cottman
Tawanda L. Cottman